UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                Investment Company Act file number  (811-09871)
                                                    -----------

                               CULLEN FUNDS TRUST
                               ------------------
               (Exact name of registrant as specified in charter)

                                645 FIFTH AVENUE
                                ----------------
                               NEW YORK, NY 10022
                               ------------------
              (Address of principal executive offices) (Zip code)

                                 BROOKS CULLEN
                                 -------------
                                645 FIFTH AVENUE
                                ----------------
                               NEW YORK, NY 10022
                               ------------------
                    (Name and address of agent for service)

                                  877-485-8586
                                  ------------
               Registrant's telephone number, including area code

Date of fiscal year end: JUNE 30, 2004
                         -------------

Date of reporting period:  JUNE 30, 2004
                           --------------

ITEM 1. REPORT TO STOCKHOLDERS.
------------------------------

                               Cullen Funds Trust

                               Cullen Value Fund

                        Cullen High Dividend Equity Fund

                                 ANNUAL REPORT

                                 June 30, 2004

                               CULLEN FUNDS TRUST

August 5, 2004

Dear Shareholders,

So far this year, the market has been relatively flat as it digests the big gains from last year. However, because stock prices have been relatively unchanged and earnings have been sharply higher, the market is becoming more attractive on a valuation basis. We believe that earnings will continue to grow, even if at a slower rate, which should eventually lead to higher stock prices.

Regarding the election, historically a presidential election year has been a good one for the market, although more often than not, most of the gains come at the end of the year. History also shows that the anticipation of a change of presidential party is often far worse than the change itself. For instance, in the 1976 and 1992 elections when Democratic challengers beat Republican incumbents, the market, after being flat all year, rose sharply higher once the uncertainly of the election was over.

A new concern for investors is the fear of rising interest rates and higher inflation. With inflation and interest rates near 50-year lows and with the economy turning up, these fears seem justified. To address these concerns, we did a study of the relationship between interest rates and the stock market over the last 40 years.

The study shows that the market (as measured by the S&P 500) did only half as well in the rising rate period (+7.5%) from 1968-1981, as it did in the falling rate environment (+15.0%) from 1982-2004. However, in the rising rate period the performance of the S&P 500 was doubled by the value (+17.8%) and high dividend (15.0%) stocks.1<F1> The study concluded that a period of rising interest rates and rising inflation was not necessarily bad for the market and tended to be a good time for the relative performance of the high dividend and value stocks.

                               /s/ James P. Cullen

                                James P. Cullen
                                President

The above outlook reflects the opinions of James P. Cullen, President of Cullen Trust Funds, and is subject to change, is not guaranteed and should not be considered investment advice.

PAST DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Mutual Fund investing involves risk. Principal loss is possible. THE FUNDS INVEST IN FOREIGN SECURITIES WHICH INVOLVE GREATER VOLATILITY AND POLITICAL, ECONOMIC AND CURRENCY RISKS AND DIFFERENCES IN ACCOUNTING METHODS. THE FUNDS MAY ALSO INVEST IN MEDIUM-CAPITALIZATION COMPANIES, WHICH WILL INVOLVE ADDITIONAL RISKS SUCH AS LIMITED LIQUIDITY AND GREATER VOLATILITY.

1<F1>  Value = bottom 20% of S&P 500 by P/E,
       High Dividend = top 20% of S&P 500 by yield,
       Growth = highest 20% of S&P 500 by P/E

The S&P 500 is an unmanaged index commonly used to measure performance of U.S. stocks. The return of this index does not reflect any fees or expenses. You cannot invest directly in an index. The Price to Earnings (P/E) Ratio is calculated by dividing current price of the stock by the company's trailing 12 months' earnings per share. One cannot invest directly in an index.

Must be accompanied or preceded by a prospectus.

Quasar Distributors, LLC. Distributor. 08/04

                               CULLEN VALUE FUND

FUND PERFORMANCE

             Date              Cullen Value Fund              S&P 500
             ----              -----------------              -------
            7/1/2000                $10,000                    $10,000
          12/31/2000                $10,874                     $9,130
           6/30/2001                $11,366                     $8,521
          12/31/2001                $11,106                     $8,049
           6/30/2002                $11,994                     $6,991
          12/31/2002                $10,227                     $6,274
           6/30/2003                $11,389                     $7,011
          12/31/2003                $14,120                     $8,071
           6/30/2004                $14,150                     $8,340

                          Average Annual Total Return
                              as of June 30, 2004

                                                              Since
                                 One           Three        Inception
                                 Year           Year         7/01/00
                                 ----           ----         -------
     Cullen Value Fund          24.24%         7.58%          9.07%
     S&P 500                    19.11%        (0.69%)        (4.44%)

The Standard & Poor's 500 Stock Index (S&P 500) is a capital-weighted index, representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange.

This chart assumes an initial gross investment of $10,000 made on 7/01/00 (commencement of operations). Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced. Returns shown include the reinvestment of all dividends. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE; PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE OF THE FUND MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END MAY BE OBTAINED BY VISITING WWW.CULLENFUNDS.COM.

                        CULLEN HIGH DIVIDEND EQUITY FUND

FUND PERFORMANCE

             Date       Cullen High Dividend Equity Fund      S&P 500
             ----              -----------------              -------
            8/1/2003                $10,000                    $10,000
           9/30/2003                 $9,990                    $10,222
          12/31/2003                $11,294                    $11,467
           3/31/2004                $11,716                    $11,661
           6/30/2004                $11,597                    $11,862

                            Cumulative Total Return
                              as of June 30, 2004

                                                         Since
                                                       Inception
                                                        8/01/03
                                                        -------
          Cullen High Dividend Equity Fund               15.98%
          S&P 500                                        18.62%

The Standard & Poor's 500 Stock Index (S&P 500) is a capital-weighted index, representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange.

This chart assumes an initial gross investment of $10,000 made on 8/01/03 (commencement of operations). Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced. Returns shown include the reinvestment of all dividends. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE; PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE OF THE FUND MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END MAY BE OBTAINED BY VISITING WWW.CULLENFUNDS.COM.

                               CULLEN FUNDS TRUST

                       STATEMENTS OF ASSETS & LIABILITIES
                              AS OF JUNE 30, 2004

                                                    CULLEN           CULLEN HIGH
                                                  VALUE FUND     DIVIDEND EQUITY FUND
                                                  ----------     --------------------
ASSETS:

Investments, at value (cost of $26,158,146
  and $1,761,723 respectively)                   $32,235,196          $1,830,856
Cash                                                 716,871                  --
Dividends and interest receivable                     77,916               5,727
Receivable for fund shares sold                      142,289                  --
Prepaid expenses                                      17,147              16,960
                                                 -----------          ----------
   Total assets                                   33,189,419           1,853,543
                                                 -----------          ----------
LIABILITIES:

Call options written, at value (proceeds $14,255)         --              16,788
Payable to Adviser                                    27,813                 423
Distributions payable to Shareholders                     --              17,313
Distribution fees payable                              6,682                 340
Accrued expenses and other liabilities                65,845              58,204
                                                 -----------          ----------
   Total liabilities                                 100,340              93,068
                                                 -----------          ----------
NET ASSETS                                       $33,089,079          $1,760,475
                                                 -----------          ----------
                                                 -----------          ----------
NET ASSETS CONSIST OF:

Paid in capital                                  $26,089,937          $1,677,525
Accumulated undistributed net investment income       66,168                 959
Accumulated net realized gain on investments         855,924              15,391
Net unrealized appreciation of investments         6,077,050              66,600
                                                 -----------          ----------
NET ASSETS                                       $33,089,079          $1,760,475
                                                 -----------          ----------
                                                 -----------          ----------
Shares of beneficial interest outstanding
  (unlimited number of beneficial interest
  authorized, $0.001 par value)                    2,370,000             153,700
NET ASSET VALUE, OFFERING PRICE AND
  REDEMPTION PRICE PER SHARE                     $     13.96          $    11.45
                                                 -----------          ----------
                                                 -----------          ----------

                     See notes to the financial statements.

                               CULLEN FUNDS TRUST

                            STATEMENTS OF OPERATIONS
                           PERIOD ENDED JUNE 30, 2004

                                                         CULLEN                CULLEN HIGH
                                                       VALUE FUND      DIVIDEND EQUITY FUND(1)<F2>
                                                       ----------      ---------------------------
INVESTMENT INCOME:
Dividends (net of foreign taxes withheld
  of $16,787 and $111, respectively)                   $  626,278                 $ 34,552
Interest                                                   20,050                      985
                                                       ----------                 --------
   Total investment income                                646,328                   35,537
                                                       ----------                 --------
EXPENSES:
   Investment advisory fees (Note 5)                      288,959                    9,203
   Administration fees                                     38,620                   34,608
   Professional fees                                       34,274                   36,508
   Shareholder servicing fees                              44,336                   14,464
   Fund accounting fees                                    29,008                   21,144
   Distribution fees (Note 6)                              72,240                    2,301
   Insurance expense                                       16,086                       72
   Registration and filing fees                            15,848                   16,008
   Trustees' fees and expenses                              3,878                    4,136
   Custody fees                                             7,654                    4,944
   Shareholder reports                                      4,004                    5,052
   Other expenses                                             900                    1,276
                                                       ----------                 --------
   Total expenses before recoupment
     (reimbursement) from Adviser                         555,807                  149,716
   Expense recoupment
     (reimbursement) from Adviser                          21,424                 (135,911)
                                                       ----------                 --------
        Net expenses                                      577,231                   13,805
                                                       ----------                 --------
NET INVESTMENT INCOME                                      69,097                   21,732
                                                       ----------                 --------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
   Net realized gain on:
     Long transactions                                  2,295,349                   12,681
     Written option contracts                                  --                    2,540
                                                       ----------                 --------
        Net realized gain                               2,295,349                   15,221
                                                       ----------                 --------
   Net change in unrealized
     appreciation/depreciation on:
     Long transactions                                  3,409,688                   69,133
     Written option contracts                                  --                   (2,533)
                                                       ----------                 --------
        Net unrealized gain                             3,409,688                   66,600
                                                       ----------                 --------
   NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS      5,705,037                   81,821
                                                       ----------                 --------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS   $5,774,134                 $103,553
                                                       ----------                 --------
                                                       ----------                 --------

(1)<F2> Period shown is from the inception date of the fund, August 1, 2003 to June 30, 2004.

                     See notes to the financial statements.

                               CULLEN FUNDS TRUST

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                   CULLEN HIGH
                                                             CULLEN VALUE FUND                 DIVIDEND EQUITY FUND
                                                      --------------------------------       ------------------------
                                                       YEAR ENDED          YEAR ENDED        AUGUST 1, 2003(1)<F3> TO
                                                     JUNE 30, 2004       JUNE 30, 2003            JUNE 30, 2004
                                                     -------------       -------------       ------------------------
OPERATIONS:
   Net investment income                              $    69,097         $    92,443               $   21,732
   Net realized gain (loss)
     on investments                                     2,295,349          (1,036,903)                  15,221
   Net change in unrealized
     appreciation/depreciation
     of investments                                     3,409,688             916,941                   66,600
                                                      -----------         -----------               ----------
        Net increase (decrease)
          in net assets resulting
          from operations                               5,774,134             (27,519)                 103,553
                                                      -----------         -----------               ----------

CAPITAL SHARE TRANSACTIONS:

   Proceeds from shares sold                           19,822,203          10,382,123                1,682,494
   Proceeds from shares issued
     to holders in reinvestment
     of dividends                                          66,093              37,396                    3,335
   Cost of shares redeemed                            (14,712,926)         (4,612,124)                  (8,259)
                                                      -----------         -----------               ----------
        Net increase in net
          assets from capital
          share transactions                            5,175,370           5,807,395                1,677,570
                                                      -----------         -----------               ----------

DISTRIBUTIONS TO SHAREHOLDERS FROM:

   Net investment income                                  (95,299)            (45,982)                 (20,648)
                                                      -----------         -----------               ----------
        Total distributions                               (95,299)            (45,982)                 (20,648)
                                                      -----------         -----------               ----------

TOTAL INCREASE IN NET ASSETS                           10,854,205           5,733,894                1,760,475

NET ASSETS:
   Beginning of period                                 22,234,874          16,500,980                       --
                                                      -----------         -----------               ----------
   End of period (includes $66,168,
     $92,370 and $959 of
     undistributed net investment
     income, respectively)                            $33,089,079         $22,234,874               $1,760,475
                                                      -----------         -----------               ----------
                                                      -----------         -----------               ----------

(1)<F3>  Inception Date.

                     See notes to the financial statements.

                               CULLEN VALUE FUND

                              FINANCIAL HIGHLIGHTS

                                                                           YEAR ENDED

                                           JUNE 30, 2004       JUNE 30, 2003       JUNE 30, 2002       JUNE 30, 2001
                                           -------------       -------------       -------------       -------------
NET ASSET VALUE -
  BEGINNING OF YEAR                            $11.27              $11.90              $11.34              $10.00
                                               ------              ------              ------              ------
INCOME FROM
  INVESTMENT OPERATIONS:
     Net investment income                       0.02                0.04                0.03                0.01
     Net realized and unrealized
       gain (loss) on investments                2.71               (0.64)               0.59                1.35
                                               ------              ------              ------              ------
          Total from
            investment operations                2.73               (0.60)               0.62                1.36
                                               ------              ------              ------              ------
LESS DISTRIBUTIONS:
     Dividends from net
       investment income                        (0.04)              (0.03)                 --               (0.02)
     Distribution of
       net realized gains                          --                  --               (0.06)                 --
                                               ------              ------              ------              ------
          Total distributions                   (0.04)              (0.03)              (0.06)              (0.02)
                                               ------              ------              ------              ------
NET ASSET VALUE -
  END OF YEAR                                  $13.96              $11.27              $11.90              $11.34
                                               ------              ------              ------              ------
                                               ------              ------              ------              ------
TOTAL RETURN                                   24.24%              (5.04%)              5.52%              13.65%

RATIOS AND SUPPLEMENTAL DATA:
Net assets,
  end of year (thousands)                     $33,089             $22,235             $16,501             $12,618
Ratio of expenses to
  average net assets:
     Before expense
       reimbursement/recoupment                 1.92%               2.22%               2.33%               3.31%
     After expense
       reimbursement/recoupment                 2.00%               2.00%               2.00%               2.00%
Ratio of net investment income (loss)
  to average net assets:
     Before expense
       reimbursement/recoupment                 0.32%               0.30%              (0.01%)             (1.19%)
     After expense
       reimbursement/recoupment                 0.24%               0.52%               0.31%               0.12%
Portfolio turnover rate                        69.67%              70.64%              44.12%              29.31%

                     See notes to the financial statements.

                        CULLEN HIGH DIVIDEND EQUITY FUND

                              FINANCIAL HIGHLIGHTS

                                                     AUGUST 1, 2003(1)<F4> TO
                                                          JUNE 30, 2004
                                                     ------------------------

NET ASSET VALUE - BEGINNING OF PERIOD                         $10.00
                                                              ------

INCOME FROM INVESTMENT OPERATIONS:
     Net investment income                                      0.27
     Net realized and unrealized gain on investments            1.33
                                                              ------
          Total from investment operations                      1.60
                                                              ------

LESS DISTRIBUTIONS:
     Dividends from net investment income                      (0.15)
     Distribution of net realized gains                           --
                                                              ------
          Total distributions                                  (0.15)
                                                              ------
NET ASSET VALUE - END OF PERIOD                               $11.45
                                                              ------
                                                              ------

TOTAL RETURN                                                  15.98%(3)<F6>

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                         $1,760
Ratio of expenses to average net assets:
     Before expense reimbursement                             16.27%(2)<F5>
     After expense reimbursement                               1.50%(2)<F5>
Ratio of net investment income (loss) to average net assets:
     Before expense reimbursement                           (12.41)%(2)<F5>
     After expense reimbursement                               2.36%(2)<F5>
Portfolio turnover rate                                       29.37%(3)<F6>

(1)<F4>  Inception Date.
(2)<F5>  Annualized.
(3)<F6>  Not Annualized.

                     See notes to the financial statements.

                               CULLEN VALUE FUND

                            SCHEDULE OF INVESTMENTS
                               AS OF JUNE 30, 2004

                                                        SHARES         VALUE
                                                        ------         -----

COMMON STOCKS 91.8%

AGRICULTURAL OPERATIONS 2.7%
Bunge Limited (b)<F8>                                   22,800     $   887,832
                                                                   -----------

AUTO & TRUCK PARTS 3.6%
BorgWarner, Inc.                                        27,200       1,190,544
                                                                   -----------

BANKS 11.9%
Bank of America Corporation                             16,381       1,386,160
Compass Bancshares, Inc.                                17,000         731,000
J.P. Morgan Chase & Co.                                 25,000         969,250
Wells Fargo & Company                                   15,000         858,450
                                                                   -----------
                                                                     3,944,860
                                                                   -----------

CEMENT 2.9%
Lafarge North America, Inc.                             22,000         952,600
                                                                   -----------

COMMUNICATIONS 3.3%
America Movil S.A. de C.V. - ADR (b)<F8>                30,000       1,091,100
                                                                   -----------

CONSUMER PRODUCTS 3.9%
Kimberly-Clark de Mexico, S.A. de C.V. - ADR (b)<F8>    28,800         392,057
Unilever NV - ADR (b)<F8>                               13,000         890,630
                                                                   -----------
                                                                     1,282,687
                                                                   -----------

DEFENSE 5.6%
Raytheon Company                                        31,000       1,108,870
United Defense Industries, Inc. (a)<F7>                 21,500         752,500
                                                                   -----------
                                                                     1,861,370
                                                                   -----------

DIVERSIFIED FINANCIALS 5.7%
Citigroup Inc.                                          20,000         930,000
Merrill Lynch & Co., Inc.                               17,500         944,650
                                                                   -----------
                                                                     1,874,650
                                                                   -----------

DIVERSIFIED MINERALS 2.9%
Companhia Vale do Rio Doce - ADR (a)<F7> (b)<F8>        20,000         951,000
                                                                   -----------

ELECTRONICS 3.1%
Koninklijke (Royal) Philips
  Electronics N.V. - ADR (b)<F8>                        38,000       1,033,600
                                                                   -----------

ENERGY 4.7%
ConocoPhillips                                          14,385       1,097,432
PetroChina Company Limited - ADR (b)<F8>                10,000         463,000
                                                                   -----------
                                                                     1,560,432
                                                                   -----------

ENGINEERING & CONSTRUCTION 2.0%
Chicago Bridge & Iron Company N.V. - ADR (b)<F8>        24,000         668,400
                                                                   -----------

FOOD PROCESSING 3.1%
General Mills, Inc.                                     22,000       1,045,660
                                                                   -----------

HEALTH CARE 2.9%
Beckman Coulter, Inc.                                   16,000         976,000
                                                                   -----------

INSURANCE 5.9%
The Allstate Corporation                                20,000         931,000
                                                                   -----------
                                                                     1,934,800
                                                                   -----------

OIL SERVICES 7.8%
Apache Corporation                                      24,000       1,045,200
BP p.l.c. - ADR                                         19,000       1,017,830
LUKOIL - ADR (b)<F8>                                     5,000         526,000
                                                                   -----------
                                                                     2,589,030
                                                                   -----------

PAPER 3.1%
Sappi Limited - ADR (b)<F8>                             66,300       1,017,705
                                                                   -----------

PHARMACEUTICALS 8.7%
Bristol-Myers Squibb Company                            32,000         784,000
GlaxoSmithKline plc - ADR (b)<F8>                       27,000       1,119,420
Merck & Company                                         20,400         969,000
                                                                   -----------
                                                                     2,872,420
                                                                   -----------

RAILROADS 4.3%
Canadian National Railway Company (b)<F8>               19,500         850,005
Canadian Pacific Railway Ltd. (b)<F8>                   23,000         566,490
                                                                   -----------
                                                                     1,416,495
                                                                   -----------

RETAIL 3.7%
The Home Depot, Inc.                                    35,000       1,232,000
                                                                   -----------
Total Common Stock
  (cost $24,355,312)                                                30,383,185
                                                                   -----------

PREFERRED STOCK 2.2%
Ford Cap Trust II
  (cost $690,083)                                       13,500         739,260
                                                                   -----------

                                              PRINCIPAL AMOUNT
                                              ----------------

SHORT-TERM INVESTMENTS 3.4%

VARIABLE RATE DEMAND NOTES*<F9> 3.4%
American Family Demand Note, 0.8811%                  $361,317         361,317
Wisconsin Corporate Central Credit Union, 1.0300%      751,434         751,434
                                                                   -----------
                                                                     1,112,751
                                                                   -----------
Total Short-Term Investments
  (cost $1,112,751)                                                  1,112,751
                                                                   -----------
TOTAL INVESTMENTS 97.4%
  (cost $26,158,146)                                                32,235,196
Other assets, less liabilities 2.6%                                    853,883
                                                                   -----------
TOTAL NET ASSETS 100.0%                                            $33,089,079
                                                                   -----------
                                                                   -----------

(a)<F7>  Non-income producing
(b)<F8>  Foreign Security
ADR  American Depository Receipts
*<F9> Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates shown are as of June 30, 2004.

                     See notes to the financial statements.

                        CULLEN HIGH DIVIDEND EQUITY FUND

                            SCHEDULE OF INVESTMENTS
                              AS OF JUNE 30, 2004

                                                        SHARES         VALUE
                                                        ------         -----

COMMON STOCKS 87.8%

ALCOHOLIC BEVERAGES 3.1%
Diageo plc - ADR (b)<F11>                                1,010      $   55,298
                                                                    ----------

BANKS 19.7%
Australia and New Zealand Banking
  Group Limited - ADR (b)<F11>                           1,120          71,680
Bank of America Corporation                                507          42,902
Barclays PLC - ADR (b)<F11>                              1,940          67,629
Compass Bancshares, Inc.                                 1,650          70,950
J.P. Morgan Chase & Co.                                  1,420          55,053
Wells Fargo & Company (a)<F10>                             660          37,772
                                                                    ----------
                                                                       345,986
                                                                    ----------

CEMENT 3.4%
Cemex S.A. de C.V. - ADR (a)<F10> (b)<F11>               2,070          60,237
                                                                    ----------

CHEMICALS 2.2%
The Dow Chemical Company                                   940          38,258
                                                                    ----------

CONSUMER PRODUCTS 2.4%
Kimberly-Clark de Mexico, S.A. de C.V. - ADR (b)<F11>    3,060          41,656
Unilever NV - ADR (b)<F11>                                  10             685
                                                                    ----------
                                                                        42,341
                                                                    ----------

DEFENSE 3.6%
Raytheon Company                                         1,770          63,313
                                                                    ----------

DIVERSIFIED FINANCIALS 2.8%
Citigroup Inc. (a)<F10>                                  1,070          49,755
                                                                    ----------

ENERGY 10.0%
ChevronTexaco Corporation (a)<F10>                         700          65,877
ConocoPhillips (a)<F10>                                  1,400         106,806
Marathon Oil Corporation                                    90           3,406
                                                                    ----------
                                                                       176,089
                                                                    ----------

FINANCE 3.7%
Allied Capital Corporation                               2,650          64,713
                                                                    ----------

FOOD PROCESSING 8.7%
ConAgra Foods, Inc. (a)<F10>                             1,170          31,684
H.J. Heinz Company (a)<F10>                              1,640          64,288
Sara Lee Corporation                                     2,500          57,475
                                                                    ----------
                                                                       153,447
                                                                    ----------

INSURANCE 2.9%
Jefferson - Pilot Corporation                            1,000          50,800
                                                                    ----------

NATURAL GAS 2.6%
Occidental Petroleum Corporation (a)<F10>                  930          45,021
                                                                    ----------

OIL SERVICES 5.3%
BP p.l.c. - ADR (b)<F11>                                 1,060          56,784
CNOOC Limited - ADR (a)<F10> (b)<F11>                      870          37,193
                                                                    ----------
                                                                        93,977
                                                                    ----------

PHARMACEUTICALS 4.9%
Bristol-Myers Squibb Company                             1,810          44,345
GlaxoSmithKline plc - ADR (b)<F11>                       1,000          41,460
Merck & Co., Inc.                                           20             950
                                                                    ----------
                                                                        86,755
                                                                    ----------

REAL ESTATE 8.2%
Equity Residential                                       1,300          38,649
Health Care Property Investors, Inc.                     2,060          49,522
Healthcare Realty Trust, Inc.                            1,500          56,220
                                                                    ----------
                                                                       144,391
                                                                    ----------

TELECOMMUNICATIONS 1.4%
BellSouth Corporation                                      910          23,860
                                                                    ----------

TOBACCO 2.9%
Altria Group, Inc. (a)<F10>                              1,010          50,551
                                                                    ----------
Total Common Stock
  (cost $1,478,429)                                                  1,544,792
                                                                    ----------

PREFERRED STOCK  2.2%
Ford Cap Trust II
  (cost $35,561)                                           700          38,332
                                                                    ----------

                                                 PRINCIPAL AMOUNT
                                                 ----------------

SHORT-TERM INVESTMENTS 14.0%

U.S. TREASURIES 8.8%
U.S. Treasury Bill, 0.9570%, due 7-15-2004            $ 55,000          54,978
U.S. Treasury Bill, 0.9600%, due 7-22-2004             100,000          99,939
                                                                    ----------
                                                                       154,917
                                                                    ----------

VARIABLE RATE DEMAND NOTES*<F13> 5.2%
American Family Demand Note, 0.8811%                     7,809           7,809
Wisconsin Corporate Central Credit Union, 1.0300%       85,006          85,006
                                                                    ----------
                                                                        92,815
                                                                    ----------
Total Short-Term Investments
  (cost $247,733)                                                      247,732
                                                                    ----------
TOTAL INVESTMENTS 104.0%
  (cost $1,761,723)                                                  1,830,856
Liabilities in excess of other assets  (4.0%)                          (70,381)
                                                                    ----------
TOTAL NET ASSETS 100.0%                                             $1,760,475
                                                                    ----------
                                                                    ----------

(a)<F10>  Security is subject to written call option.
(b)<F11>  Foreign Security
ADR  American Depository Receipts
*<F13> Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates shown are as of June 30, 2004.

                     See notes to the financial statements.

                        CULLEN HIGH DIVIDEND EQUITY FUND

                        SCHEDULE OF CALL OPTIONS WRITTEN
                              AS OF JUNE 30, 2004

 CONTRACTS  UNDERLYING SECURITY/EXPIRATION DATE/EXERCISE PRICE      MARKET VALUE
 ---------  --------------------------------------------------      ------------

    5       Altria Group, Inc.
              Expiration July 2004, Exercise Price $47.50            $ (1,450)
    8       CNOOC Limited - ADR
              Expiration September 2004, Exercise Price $35.00         (6,680)
   10       Cemex S.A. de C.V. - ADR
              Expiration October 2004, Exercise Price $30.00           (1,300)
    4       ChevronTexaco Corporation
              Expiration September 2004, Exercise Price $90.00         (2,120)
    3       ChevronTexaco Corporation
              Expiration September 2004, Exercise Price $95.00           (630)
    6       Citigroup Inc.
              Expiration September 2004, Exercise Price $50.00           (240)
   11       ConAgra Foods, Inc.
              Expiration September 2004, Exercise Price $30.00            (83)
    8       ConocoPhilips
              Expiration August 2004, Exercise Price $80.00              (520)
    5       ConocoPhilips
              Expiration November 2004, Exercise Price $85.00            (375)
    8       H.J. Heinz Company
              Expiration September 2004, Exercise Price $40.00           (540)
    5       Occidental Petroleum Corporation
              Expiration August 2004, Exercise Price $45.00            (2,000)
    4       Occidental Petroleum Corporation
              Expiration August 2004, Exercise Price $50.00              (340)
    6       Wells Fargo & Company
              Expiration October 2004, Exercise Price $60.00             (510)
                                                                     --------
            Total Call Options Written
              (proceeds $14,255)                                     $(16,788)
                                                                     --------
                                                                     --------

                     See notes to the financial statements.

                               CULLEN FUNDS TRUST

                         NOTES TO FINANCIAL STATEMENTS
                                 JUNE 30, 2004

1.   ORGANIZATION

The Cullen Funds Trust (the "Trust") is an open-end management investment company created as a Delaware business trust on March 25, 2000 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently offers two series of shares to investors, the Cullen Value Fund and the Cullen High Dividend Equity Fund (the "Funds"). The investment objective of the Cullen Value Fund is long-term capital appreciation. Current income is a secondary objective. The investment objective of the Cullen High Dividend Equity Fund is long-term capital appreciation and current income. The Cullen Value Fund commenced operations on July 1, 2000. The Cullen High Dividend Equity Fund commenced operations on August 1, 2003.

2.   SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States.

a) Investment Valuation - Securities listed on a U.S. securities exchange or NASDAQ for which market quotations are readily available are valued at the last quoted sale price on the day the valuation is made. Securities traded on a U.S. securities exchange or NASDAQ for which there were no transactions on a given day, and securities not listed on a U.S. securities exchange or NASDAQ, are valued at the average of the most recent bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by Cullen Capital Management, LLC (the "Adviser") under supervision of the Funds' Board of Trustees. Debt securities maturing within 60 days or less when purchased are valued by the amortized cost method, which approximates market value.

b) Distributions to Shareholders - Dividends from net investment income and net realized capital gains, if any, are declared and paid annually for the Cullen Value Fund and semi-annually for the Cullen High Dividend Equity Fund. The Funds may periodically make reclassifications among certain of their capital accounts as a result of the recognition and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States. These principles require that permanent financial reporting and tax differences be reclassified in the capital accounts.

c) Federal Income Taxes - The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders in a manner which results in no tax cost to the Funds. Therefore, no federal income or excise tax provision is recorded.

d) Derivative Financial Instruments and Other Investment Strategies - The Cullen High Dividend Equity Fund may engage in various portfolio strategies, to the extent that they are consistent with the Fund's investment objectives and limitations, to attempt to hedge against changes in net asset value or to attempt to realize a greater current return. The use of these instruments involves certain risks, including the possibility that the value of the underlying assets or indices fluctuate, the derivative becomes illiquid, imperfect correlation exists between the value of the derivative and the underlying assets or indices, or that the counterparty fails to perform its obligations when due.

e) Options Transactions - For hedging purposes and in order to generate additional income, the Cullen High Dividend Equity Fund may purchase call options on a covered basis. Premiums received on the sale of such options are expected to enhance the income of the Fund.

     When the Fund writes an option, the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options which expire unexercised are recorded by the Fund on the expiration date as realized gains from option transactions. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of an option written by the Fund could result in the Fund buying a security at a price different from the current market price.

f) Expenses - Expenses directly attributable to each Fund are charged to that Fund's operations; expenses which are applicable to all Funds are allocated among the Funds on a pro rata basis relative to net assets.

g) Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

h) Guarantees and Indemnification - In the normal course of business the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. Based on experience, however, the Funds expect the risk of loss to be remote.

i) Other - Investment and shareholder transactions are recorded on trade date. The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds on a high cost basis. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Funds and interest income is recognized on an accrual basis.

3.   CAPITAL SHARE TRANSACTIONS

Share transactions were as follows:

                                                                CULLEN HIGH
                                   CULLEN VALUE FUND        DIVIDEND EQUITY FUND
                              YEAR ENDED      YEAR ENDED        PERIOD ENDED
                             JUNE 30, 2004  JUNE 30, 2003      JUNE 30, 2004
                             -------------  -------------      -------------
     Shares sold               1,494,916      1,030,383           154,120
     Shares reinvested             4,762          3,702               297
     Shares redeemed          (1,101,913)      (448,470)             (717)
                              ----------      ---------           -------
     Net increase                397,765        585,615           153,700
     Shares outstanding:
        Beginning of period    1,972,235      1,386,620                --
                              ----------      ---------           -------
        End of period          2,370,000      1,972,235           153,700
                              ----------      ---------           -------
                              ----------      ---------           -------

4.   INVESTMENT TRANSACTIONS AND INCOME TAX INFORMATION

Purchases and sales of investments, excluding short-term investments, for the year ended June 30, 2004 were as follows:

                               CULLEN VALUE FUND
             PURCHASES                                 SALES
  ------------------------------          ------------------------------
  U.S. GOVERNMENT          OTHER          U.S. GOVERNMENT          OTHER
  ---------------          -----          ---------------          -----
        $--             $22,334,192             $--             $18,370,397

Purchases and sales of investments, excluding short-term investments, for the period ended June 30, 2004 were as follows:

                        CULLEN HIGH DIVIDEND EQUITY FUND
             PURCHASES                                 SALES
  ------------------------------          ------------------------------
  U.S. GOVERNMENT          OTHER          U.S. GOVERNMENT          OTHER
  ---------------          -----          ---------------          -----
        $--              $1,765,439             $--               $264,297

As of June 30, 2004, the components of accumulated earnings (losses) on a tax basis were as follows:

                                                                     CULLEN
                                               CULLEN             HIGH DIVIDEND
                                             VALUE FUND            EQUITY FUND
                                             ----------           -------------
Cost of investments                         $26,177,671(a)<F14>    $1,761,259
                                            -----------            ----------
                                            -----------            ----------
Gross unrealized appreciation               $ 6,385,422            $   98,029
Gross unrealized depreciation                  (327,897)              (28,432)
                                            -----------            ----------
Net unrealized appreciation                   6,057,525                69,597
                                            -----------            ----------
                                            -----------            ----------
Undistributed ordinary income                    57,936                16,859
Undistributed long-term capital gain            883,681                   110
                                            -----------            ----------
Total distributable earnings                    941,617                16,969
Other accumulated gains (losses)                     --                (3,616)
                                            -----------            ----------
Total accumulated earnings (losses)         $ 6,999,142            $   82,950
                                            -----------            ----------
                                            -----------            ----------

(a)<F14> Represents cost for federal income tax purposes and differs from the cost for financial reporting purposes primarily due to wash sale adjustments.

The tax composition of dividends paid during the years ended June 30, 2004 and June 30, 2003 were as follows:

                                      JUNE 30, 2004       JUNE 30, 2003
                                      -------------       -------------
VALUE FUND
Ordinary Income                          $95,299             $45,982
Long-Term Capital Gain                        --                  --

HIGH DIVIDEND EQUITY FUND
Ordinary Income                          $20,648               N/A
Long-Term Capital Gain                        --               N/A

For the period ended June 30, 2004, accumulated net investment income for the Cullen High Dividend Equity Fund has been decreased by $125, accumulated net realized gain has been increased by $170 and paid in capital has been decreased by $45.

During the year ended June 30, 2004, the Cullen Value Fund utilized $887,434 of capital loss carryovers.

5.   INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Trust has an agreement with the Adviser, with whom certain officers and trustees of the Funds are affiliated, to furnish investment advisory services to the Funds. Under the terms of the agreement, the Funds compensate the Adviser for its management services at the annual rate of 1.00% of the Fund's average daily net assets. The Adviser has agreed, through June 30, 2005 to waive its fees and reimburse the Fund's other expenses to the extent that the Fund's total annual operating expenses exceed 2.00% of the Cullen Value Fund's average net assets and 1.50% of the Cullen High Dividend Equity Fund's average net assets. For a period of three years after the year in which the Adviser waives or reimburses expenses, the Adviser may seek reimbursement from the Funds to the extent that total annual Fund operating expenses are less than the expense limitation in effect at the time of the waiver or reimbursement. The Adviser waived or reimbursed expenses of $144,555 associated with the Cullen High Dividend Equity Fund for the period ended June 30, 2004. The Adviser recouped $21,424 of previously waived fees for the Cullen Value Fund during the year ended June 30, 2004.

As of June 30, 2004, reimbursed/absorbed expenses for the Cullen Value Fund subject to potential recovery by year of expiration are as follows:

                                  Cullen Value             Cullen High
                                      Fund             Dividend Equity Fund
     Year of Expiration              Amount                   Amount
     ------------------           ------------         --------------------
     June 30, 2005                  $47,768                       --
     June 30, 2006                   38,951                       --
     June 30, 2007                       --                 $144,555

U.S. Bancorp Fund Services, LLC serves as transfer agent, administrator and accounting services agent for the Trust. U.S. Bank, N.A. serves as custodian for the Trust.

6.   DISTRIBUTION PLAN

The Funds have adopted a Service and Distribution Plan (the "Plan") pursuant to
Rule   12b-1 under the 1940 Act.  The Plan authorizes payments by the Funds in connection with the distribution of its shares at an annual rate, as determined from time to time by the Board of Trustees, of up to 0.25% of average daily net assets. Amounts paid under the Plan by the Funds may be spent by the Funds on any activities or expenses primarily intended to result in the sale of shares of the Funds. This may include but is not limited to, advertising, compensation for sales and marketing activities of financial institutions and others such as dealers and distributors, shareholder account servicing, the printing and mailing of prospectuses to other than current shareholders and the printing and mailing of sales literature. The Cullen Value Fund incurred $72,240 pursuant to the Plan for the year ended June 30, 2004. The Cullen High Dividend Equity Fund incurred $2,301 pursuant to the Plan for the period ended June 30, 2004.

7.   OPTION CONTRACTS WRITTEN

For the Cullen High Dividend Equity Fund, the premium amount and number of option contracts written during the period ended June 30, 2004 were as follows:

                                         PREMIUM AMOUNT     NUMBER OF CONTRACTS
                                         --------------     -------------------
Options outstanding at June 30, 2003        $     --                 --
Options written                               37,160                203
Options closed                                (9,782)               (51)
Options exercised                               (160)               (65)
Options expired                              (12,963)                (4)
                                            --------                ---
Options outstanding at June 30, 2004        $ 14,255                 83
                                            --------                ---
                                            --------                ---

8.   RELATED PARTIES

Officers and Trustees of the Trust held 464,375 and 18,724 shares or 19.59% and 12.18%, respectively, of the outstanding shares of the Cullen Value Fund and the Cullen High Dividend Equity Fund as of June 30, 2004.

9.   FEDERAL TAX INFORMATION (UNAUDITED)

The Cullen Value Fund and The Cullen High Dividend Equity Fund designate 100% and 71%, respectively, of the dividends declared from net investment income during the period ended June 30, 2004 as qualified dividend income under the Jobs Growth and Tax Reconciliation Act of 2003.

For the period ended June 30, 2004, 100% and 48% of the ordinary distributions paid by The Cullen Value Fund and The Cullen High Dividend Equity Fund, respectively, qualify for the dividend received deduction available to corporate shareholders.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of Cullen Funds Trust

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments and of call options written, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Cullen Value Fund and the Cullen High Dividend Equity Fund (constituting Cullen Funds Trust, hereafter referred to as the "Funds") at June 30, 2004, and the results of each of their operations, the changes in each of their net assets and their financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States), which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2004 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Milwaukee, Wisconsin
August 9, 2004

                               BOARD OF TRUSTEES

                                 POSITIONS HELD   PRINCIPAL OCCUPATION(S)
NAME, ADDRESS AND AGE            WITH FUND        DURING PAST 5 YEARS
---------------------            --------------   -----------------------
James P. Cullen                  Trustee          President, controlling Member and
Cullen Capital Management LLC    and President    Portfolio Manager, Cullen Capital
645 Fifth Avenue                                  Management LLC, since May 2000;
New York, NY  10022                               President, Schafer Cullen Capital
DOB: 1938                                         Management, Inc. a registered
                                                  investment adviser, from December
                                                  1982 to present.

Dr. Curtis J. Flanagan           Trustee          Private investor, 1998 to present;
Cullen Capital Management LLC                     Chairman, South Florida
645 Fifth Avenue                                  Pathologists Group, prior thereto.
New York, NY  10022
DOB: 1921

Matthew J. Dodds                 Independent      Private investor, 1999 to present;
Cullen Capital Management LLC    Trustee          Vice President - Research, Schafer
645 Fifth Avenue                                  Cullen Capital Management, Inc.,
New York, NY  10022                               from 1995 to 1999.
DOB: 1941

Robert J. Garry                  Independent      Corporate Controller, Yonkers Racing
Cullen Capital Management LLC    Trustee          Corporation, 2001 to present; Chief
645 Fifth Avenue                                  Operations Officer, The Tennis
New York, NY  10022                               Network Inc., March 2000 to present;
DOB: 1945                                         Senior Vice President and Chief
                                                  Financial Officer, National
                                                  Thoroughbred Racing Association,
                                                  1998 to 2000; Director of Finance and
                                                  Chief Financial Officer, United States
                                                  Tennis Association, prior thereto.

Stephen G. Fredericks            Independent      Institutional Trader, Raymond James
Cullen Capital Management LLC    Trustee          & Associates, since February 2002 to
645 Fifth Avenue                                  present; Institutional Trader, ABN
New York, NY  10022                               AMRO Inc., since January 1, 1995 to
DOB: 1942                                         May 2001.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report may be distributed to others only if preceded or accompanied by a current prospectus. The Funds are distributed by Quasar Distributors, LLC, a member of the NASD.

HOW TO OBTAIN A COPY OF THE FUNDS' PROXY VOTING POLICY

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (1) without charge upon request by calling 1-877-485-8586; (2) at cullenfunds.com; and (3) on the U.S. Securities and Exchange Commission's website at www.sec.gov.

                               INVESTMENT ADVISER
                         Cullen Capital Management LLC
                               New York, New York

                                  DISTRIBUTOR
                            Quasar Distributors, LLC
                              Milwaukee, Wisconsin

                 REGISTERED INDEPENDENT PUBLIC ACCOUNTING FIRM
                           PricewaterhouseCoopers LLP
                              Milwaukee, Wisconsin

                                 LEGAL COUNSEL
                         Sidley Austin Brown & Wood LLP
                               Chicago, Illinois

               ADMINISTRATOR, TRANSFER AGENT, AND FUND ACCOUNTANT
                        U.S. Bancorp Fund Services, LLC
                              Milwaukee, Wisconsin

                                   CUSTODIAN
                                U.S. Bank, N.A.
                                Cincinnati, Ohio

ITEM 2. CODE OF ETHICS.
-----------------------

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

The registrant undertakes to provide to any person without charge, upon request, a copy of its code of ethics by mail when they call the registrant at 1-877-485-8586.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
----------------------------------------

The registrant's board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Matthew J. Dodds, Robert J. Garry and Stephen G. Fredericks are all audit committee financial experts and are considered to be independent.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
-----------------------------------------------

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. "Audit services" refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. "Audit-related services" refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. "Tax services" refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. The following table details the aggregate fees billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

                              FYE 06/30/2004        FYE 06/30/03
                              --------------        ------------

Audit Fees                        $32,000              $18,000
Audit-Related Fees                   0                    0
Tax Fees                           7,850                4,475
All Other Fees                       0                    0

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant. All of the principal accountant's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal accountant. (If more than 50 percent of the accountant's hours were spent to audit the registrant's financial statements for the most recent fiscal year, state how many hours were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.)

The following table indicates the non-audit fees billed by the registrant's accountant for services to the registrant and to the registrant's investment adviser (and any other controlling entity, etc.--not sub-adviser) for the last two years. The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant's independence.

Non-Audit Related Fees                 FYE 06/30/2004      FYE 06/30/2003
----------------------                 --------------      --------------

Registrant                                   $0                  $0
Registrant's Investment Adviser               0                   0

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
----------------------------------------------

Not applicable to open-end investment companies.

ITEM 6. SCHEDULE OF INVESTMENTS.
--------------------------------

Not applicable for periods ending before July 9, 2004.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
-------------------------------------------------------------------------
MANAGEMENT INVESTMENT COMPANIES.
--------------------------------

Not applicable to open-end investment companies.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
---------------------------------------------------------------------------
COMPANY AND AFFILIATED PURCHASES.
---------------------------------

Not applicable to open-end investment companies.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
------------------------------------------------------------

Not Applicable.

ITEM 10. CONTROLS AND PROCEDURES.
---------------------------------

(a) The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the Registrant's internal controls over financial reporting that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.
------------------

(a)  (1) Any code of ethics or amendment thereto. Filed herewith.
     (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

     (3) Not applicable to open-end investment companies.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     (Registrant)   Cullen Funds Trust
                    -----------------------------------

     By (Signature and Title)   /s/ James.P. Cullen
                                --------------------------
                                James P. Cullen, President

     Date   9/3/04
            ------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     By (Signature and Title)   /s/ James P. Cullen
                                --------------------------
                                James P. Cullen, President

     Date   9/3/04
            ------

     By (Signature and Title)   /s/ Brenda S. Pons
                              -------------------------
                              Brenda S. Pons, Treasurer

     Date   9/3/04
            ------